Equipment - Schedule of Equipment (Details) - Computers [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost
Cost, Balance beginning	$ 2,601	$ 2,820	$ 2,759
Cost, Foreign currency translation	3	(219)	61
Cost, Balance ending	23,907	2,601	2,820
Accumulated depreciation
Accumulated depreciation, Balance beginning	1,514	1,079	505
Accumulated depreciation, Depreciation	1,562	546	554
Accumulated depreciation, Foreign currency translation	(24)	(111)	20
Accumulated depreciation, Balance ending	3,052	1,514	1,079
Net book value	$ 20,855	$ 1,087	$ 1,741